Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 8,256	€ 9,386
Increases	56	(1,101)
Decreases	(129)	(14)
Transfer	0	(12)
Currency translation	3	(4)
Property, plant and equipment at end of period	8,186	8,256
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13,630	13,197
Increases	1,590	515
Decreases	(212)	(57)
Transfer	0	(15)
Currency translation	8	(11)
Property, plant and equipment at end of period	15,017	13,630
Gross book value of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,313	3,297
Increases	5	16
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	3,318	3,313
Gross book value of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,171	6,766
Increases	1,362	418
Decreases	(139)	(14)
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	8,393	7,171
Gross book value of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,061	2,019
Increases	73	42
Decreases	0	0
Transfer	1	0
Currency translation	0	0
Property, plant and equipment at end of period	2,135	2,061
Gross book value of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	988	957
Increases	53	37
Decreases	(35)	(1)
Transfer	0	0
Currency translation	4	(4)
Property, plant and equipment at end of period	1,010	988
Gross book value of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	31	34
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	3	(3)
Property, plant and equipment at end of period	33	31
Gross book value of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	65	115
Increases	0	0
Decreases	(38)	(41)
Transfer	0	(5)
Currency translation	1	(4)
Property, plant and equipment at end of period	28	65
Gross book value of tangible assets | Tangible assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1	11
Increases	97	1
Decreases	0	0
Transfer	0	(11)
Currency translation	0	0
Property, plant and equipment at end of period	98	1
Gross book value of tangible assets | Prepayments on tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5,374)	(3,811)
Increases	(1,534)	(1,616)
Decreases	84	43
Transfer	0	4
Currency translation	(6)	6
Property, plant and equipment at end of period	(6,831)	(5,374)
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,320)	(1,001)
Increases	(320)	(320)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(1,641)	(1,320)
Accumulated depreciation of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,739)	(829)
Increases	(901)	(911)
Decreases	30	0
Transfer	0	2
Currency translation	0	0
Property, plant and equipment at end of period	(2,610)	(1,739)
Accumulated depreciation of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,466)	(1,272)
Increases	(178)	(194)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Property, plant and equipment at end of period	(1,644)	(1,466)
Accumulated depreciation of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(783)	(629)
Increases	(124)	(157)
Decreases	34	1
Transfer	0	0
Currency translation	(3)	2
Property, plant and equipment at end of period	(875)	(783)
Accumulated depreciation of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(31)	(34)
Increases	0	0
Decreases	0	0
Transfer	0	1
Currency translation	(3)	3
Property, plant and equipment at end of period	(33)	(31)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(36)	(45)
Increases	(12)	(35)
Decreases	20	42
Transfer	0	0
Currency translation	(1)	1
Property, plant and equipment at end of period	€ (28)	€ (36)